Nuveen Symphony Dynamic Equity Fund

Summary Prospectus   |   October 13, 2014, as supplemented August 17, 2015

Ticker: Class A–NQLAX, Class C–NQLCX, Class I–NQLIX

This summary prospectus is designed to provide investors with key Fund information in a clear and concise format. Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.nuveen.com/prospectus. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated October 13, 2014, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The investment objective of the Fund is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 16 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 18 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-48 of the Fund’s statement of additional information.

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fee	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	1.27%	1.27%	1.27%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses
Dividend Expense on Securities Sold Short	1.25%	1.25%	1.25%
Prime Broker Expense	0.79%	0.79%	0.79%
Remainder of Other Expenses	4.32%	4.32%	4.33%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	7.89%	8.64%	7.65%
Fee Waivers and/or Expense Reimbursements[3]	(4.22)%	(4.22)%	(4.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	3.67%	4.42%	3.42%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2016 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, Acquired Fund Fees and Expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2016 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the

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contractual fee waivers currently in place are not renewed beyond October 31, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$923	$443	$345	$923	$443	$345
3 Years	$2,029	$1,747	$1,474	$2,029	$1,747	$1,474
5 Years	$3,469	$3,371	$2,970	$3,469	$3,371	$2,970
10 Years	$6,721	$6,941	$6,378	$6,721	$6,941	$6,378

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the sub-adviser may adjust the Fund’s long and short positions from time to time in an attempt to maintain the desired market exposure, the Fund’s portfolio turnover rate may exceed 100%. For the fiscal period December 12, 2013 (commencement of operations) through June 30, 2014, the Fund’s portfolio turnover rate was 279% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes (including assets acquired through the Fund’s short sales) in equity securities, including exchange-traded funds (“ETFs”) that provide exposure to equity securities. The Fund pursues its investment objective by establishing long and short investment exposures to equity securities. The Fund will take long positions by investing directly in equity securities and ETFs. The Fund generally will obtain short investment exposures though short sales of ETFs and through derivative instruments, although it may also engage in short sales of individual equity securities. The Fund will take long and short positions in ETFs in order to gain exposure to broad segments of the equity market, or to particular industries or sectors of the market. In addition, subject to the 80% requirement set forth above, the Fund may take long and short positions in ETFs that provide exposure to other asset classes including, but not limited to, commodities, currencies and debt securities.

The Fund may invest in companies of any size. The Fund may invest up to 25% of its total assets in equity securities of non-U.S. issuers, including emerging market issuers. The Fund’s investments in emerging market issuers are limited to 10% of total assets.

When the Fund takes a long position in a security, it purchases the security outright. When the Fund takes a short position, it sells a security that the Fund does not own at the current market price and delivers to the buyer a security that the Fund has borrowed. The Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Until the borrowed security is replaced, the Fund is required to pay to the lender amounts equal to any dividends paid during the period of the loan. In addition, to borrow the security, the Fund may be required to pay a premium to the lender. The Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions.

The Fund’s sub-adviser will vary the level of the Fund’s long and short positions in order to obtain a level of net investment exposure to the equity market (either positive or negative) that it believes is advisable given then current market conditions. The Fund may have long positions totaling up to 150% of its net assets and short positions totaling up to 100% of its net assets, and will maintain a net investment exposure (long positions minus short positions) ranging from approximately -20% to 100% of net assets. The investment exposure provided by derivative positions will be measured using their notional values.

The Fund may also obtain long and short investment exposures to equity securities through the use of derivative instruments, including futures contracts and total return swaps.

The Fund’s sub-adviser actively adjusts the portfolio’s company, sector, and market exposures to capitalize on changing economic and market conditions seeking to mitigate downside risk and enhance long-term return potential throughout a market cycle. The Fund takes long and short positions in securities using a process which combines multi-faceted bottom-up research, comprehensive market views, and proactive risk management. The first stage of the investment process utilizes a broad range of resources to identify promising initial investment ideas, including a top down macro-framework, fundamental bottom-up insights and quantitative analysis. Securities of individual companies are selected for the portfolio based on the sub-adviser’s fundamental research evaluation, which includes financial statement analysis, channel checks, catalyst identification and valuation assessment. The sub-adviser also takes long and short positions in ETFs based on its outlook for a particular industry, sector or segment of the market, or to hedge portfolio risk. The sub-adviser continuously monitors the levels and types of risks in the portfolio and positions the portfolio based on its macroeconomic and market outlook.

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Principal Risks

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Commodities Risk—The Fund’s investments in certain ETFs may expose it to commodities risk. Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile.

Credit Risk—The Fund’s investments in certain ETFs may expose it to credit risk. Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, derivative transactions tied to such securities, and ETFs designed to provide exposure to currencies. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Equity Security Risk—The value of equity securities held in the Fund’s long portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. Conversely, the value of the Fund’s short positions may decline because of an increase in the equity market as a whole or because of increases in a particular company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests.

Frequent Trading Risk—The Fund’s portfolio turnover rate may exceed 100%. Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

Interest Rate Risk—The Fund’s investments in certain ETFs may expose it to interest rate risk. Interest rate risk is the risk that the value of debt securities to which the Fund has exposure in its long portfolio will decline because of rising interest rates, or that the value of debt securities to which the Fund has exposure in its short portfolio will decline because of falling interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Short Sales Risk—The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The Adviser’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long securities positions will decline in value at the same time that the

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value of its short securities positions increase, thereby increasing potential losses to the Fund. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets.

To the extent the Fund invests the proceeds received from selling securities short in additional long positions, the Fund is engaging in a form of leverage. The use of leverage may increase the Fund’s exposure to long positions and make any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Management

Investment Adviser

Nuveen Fund Advisors, LLC

Sub-Adviser

Symphony Asset Management LLC

Portfolio Managers

Name	Title	Portfolio Manager of Fund Since
Gunther Stein	Chief Executive Officer, Chief Investment Officer and Co-Portfolio Manager	December 2013
Ross Sakamoto	Co-Director of Equity and Co-Portfolio Manager	December 2013
Marc Snyder	Co-Portfolio Manager	August 2015

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as an IRA or 401(k) plan (in which case you may be taxed upon withdrawal of your investment in such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund, its distributor or its investment adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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